SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Mar. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years